RESTRUCTURING	9 Months Ended
Sep. 30, 2022
Restructuring and Related Activities [Abstract]
RESTRUCTURING

18.RESTRUCTURING

During the nine months ended September 30, 2022, the Company took actions at some of the offshore office locations to reduce the size of its workforce to optimize efficiency and reduce costs. The Company completed the vast majority of announcements that affected employees by October 2022, including office closures.

During the nine months ended September 30, 2022, the Company recorded expenses of $2,130, for the restructuring actions, which are included in “Restructuring expense” in the Condensed Consolidated Statements of Operations and in the Travel Marketplace reportable segment. These expenses are one-time cash-based and of employee severance, lease rental termination related, and other termination benefits. Accordingly, the Company accounted for restructuring expenses pursuant to ASC Topic 420 “ Exit or Disposal Cost Obligations” considering these expenses as a one-time benefit. During the nine months ended September 30, 2022, the Company made payments of $1,216. At September 30, 2022, restructuring liabilities of $914, are included in Accrued expenses and other current liabilities in the Condensed Consolidated Balance Sheets.

As of September 30, 2022, the Company estimates that it will record the remainder of expenses by December 31, 2022. This estimate may change as the Company finalizes the execution of its cost reduction plans.